Other operating expenses, included as part of noninterest expenses, consisted of the following for the periods presented: (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Noncontrolling Interest [Abstract]
Advertising	$ 35	$ 65
Legal, accounting and professional fees	285	234
Consulting fees	55	323
Loan related expenses	107	107
Printing and supplies	36	37
FDIC insurance premiums	70	93
Total other operatinsg expenses	$ 1,521	$ 2,017